INCOME TAXES - Consolidated Federal and State Income Tax Provision (Benefit) From Continuing Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 0	$ (371)
Current State	304	(782)
Current Income Tax Expense (Benefit)	304	(1,153)
Deferred Federal	(3,623)	169
Deferred State	(441)	205
Deferred Income Tax Expense (Benefit)	(4,064)	374
Income Tax Expense (Benefit)	$ (3,760)	$ (779)